Shareholders' Equity (Details 1) - Options to employees [Member]	12 Months Ended
	Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Options, Outstanding beginning balance | shares	1,794,205	[1]
Number of Options, Granted | shares	9,075,000	[2]
Number of Options, Exercised | shares	(227,251)
Number of Options, Forfeited | shares	(100,000)
Number of Options, Outstanding ending balance | shares	10,541,954
Number of Options, Exercisable | shares	3,870,613
Weighted Average Exercise Price, Outstanding beginning balance | $ / shares	$ 0.08	[1]
Weighted Average Exercise Price, Granted | $ / shares	0.84	[2]
Weighted Average Exercise Price, Exercised | $ / shares	0.54
Weighted Average Exercise Price, Forfeited | $ / shares	0.54
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	0.69
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.50
Weighted Average remaining contractual term, Outstanding	2 years 3 months 19 days
Weighted Average remaining contractual term, Exercisable	2 years

[1]	On April 17, 2016, the Company granted to its Chief Financial Officer options to purchase an aggregate of 1,794,205 Ordinary Shares at an exercise price of $0.08 per share. The options vest over 10 quarters until fully vested on June 30, 2018. The Company recorded in its 2017 and 2016 statement of operations expenses of USD 346 each year in respect of such grant, included in general and administrative expenses.
[2]	Options Granted during 2017 On January 26, 2017, the Company granted to three members of its Board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019. The company recorded in its statement of operations an expense of USD 56 in respect of such grant, included in general and administrative expenses. On May 4, 2017, the Company granted to its Chief Executive Officer options to purchase an aggregate of 2,000,000 Ordinary Shares at an exercise price NIS 2.31 (approximately $0.64 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its statement of operations an expense of USD 459 in respect of such grant, included in general and administrative expenses. On May 4, 2017, the Company granted to three of its senior officers options to purchase an aggregate of 700,000 Ordinary Shares, each, at an exercise price NIS 1.95 (approximately $0.52 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its statement of operations an expense of USD 177 and USD 438, in respect of such grant, included in Research and Development expenses and Marketing and Sales, respectively. On August 27, 2017, the Company granted to four members of its board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 6.13 (approximately $1.7 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other. The company recorded in its statement of operations an expense of USD 107 in respect of such grant, included in general and administrative expenses. On November 30, 2017, the Company granted to its Chief Operating Officer options to purchase an aggregate of 700,000 Ordinary Shares at an exercise price NIS 3.78 (approximately $1.08 per share at the date grant). The options vest over 12 quarters until fully vested on September 30, 2020. The company recorded in its statement of operations an expense of USD 24 in respect of such grant, included in in Research and Development expenses. During 2017, the Company granted to its employee's options to purchase an aggregate of 2,175,000 Ordinary Shares at an average exercise price of $0.96 per share. The options vest over 12 quarters until fully vested. The Company recorded in its statement of operations an expense of USD 279 in respect of such grants.